Environment - Summary of Environmental Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental Expenses [Line Items]
Disbursements incurred	$ 4,144,000	$ 2,906,000	$ 13,922,000
Disbursements capitalized	1,588,000	594,000	7,659,000
Expense amount	2,760,000	2,311,000	10,035,000
Disbursements amount in the future	10,838,000	7,503,000	12,638,000
Total expenditures	15,185,000	10,408,000	14,646,000
Costs incurred in prior period		10,408
Emgesa S.A. E.S.P. | Environmental Resource Management HIDRA [Member]
Environmental Expenses [Line Items]
Disbursements amount in the future		7,495,000	5,727,000
Total expenditures		7,495,000	5,727,000
Emgesa S.A. E.S.P. | Proyect Central Hidrolectrica El Quimbo Other [Member]
Environmental Expenses [Line Items]
Disbursements incurred	208,000
Expense amount	208,000
Total expenditures	208,000
Emgesa S.A. E.S.P. | Proyect Central Hidrolectrica El Quimbo Law 99 [Member
Environmental Expenses [Line Items]
Disbursements amount in the future	4,588,000
Total expenditures	4,588,000
Costs incurred in prior period		7,495
Emgesa S.A. E.S.P. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	522,000
Expense amount	522,000
Total expenditures	522,000
Edesur S.A. | Contaminating Material Two [Member]
Environmental Expenses [Line Items]
Disbursements incurred			5,773,000
Disbursements capitalized			5,773,000
Total expenditures			5,773,000
Edesur S.A. | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred		301,000	270,000
Expense amount		301,000	270,000
Total expenditures		301,000	270,000
Edesur S.A. | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursements incurred		256,000	314,000
Expense amount		256,000	314,000
Total expenditures		256,000	314,000
Edesur S.A. | Contaminating Material One [Member]
Environmental Expenses [Line Items]
Disbursements incurred	133,000	130,000	110,000
Expense amount	133,000	130,000	110,000
Total expenditures	133,000	130,000	110,000
Costs incurred in prior period		130
Codensa S.A [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred	35,000
Expense amount	35,000
Total expenditures	35,000
Codensa S.A [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursements incurred	29,000
Expense amount	29,000
Total expenditures	29,000
Codensa S.A [Member] | PCBs Dismantling [Member]
Environmental Expenses [Line Items]
Disbursements incurred	1,693,000		5,825,000
Disbursements capitalized	1,399,000		1,261,000
Expense amount	294,000		7,086,000
Disbursements amount in the future	6,145,000		6,609,000
Total expenditures	7,838,000		784,000
Costs incurred in prior period		380
Codensa S.A [Member] | Nueva Esperanza Environmental Compensation [Member]
Environmental Expenses [Line Items]
Disbursements incurred		494,000	132,000
Disbursements capitalized	189,000	481,000	625,000
Expense amount	15,000	12,000	757,000
Disbursements amount in the future	105,000	1,000	302,000
Total expenditures	308,000	494,000	170,000
Costs incurred in prior period		494
Enel Generación Piura S.A | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursements incurred	24,000
Expense amount	24,000
Total expenditures	24,000
Costs incurred in prior period		63
Enel Generación Piura S.A | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements incurred	76,000
Expense amount	76,000
Total expenditures	76,000
Enel Generación Piura S.A | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	42,000
Expense amount	42,000
Total expenditures	42,000
Enel Generación Piura S.A | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Disbursements incurred	49,000
Expense amount	49,000
Total expenditures	49,000
Chinango S.A.C. | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred	277,000
Expense amount	277,000
Total expenditures	277,000
Chinango S.A.C. | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements incurred	53,000	44,000	73,000
Expense amount	53,000	44,000	73,000
Total expenditures	53,000	44,000	73,000
Costs incurred in prior period		44
Chinango S.A.C. | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursements incurred	19,000
Expense amount	19,000
Total expenditures	19,000
Costs incurred in prior period		68
Chinango S.A.C. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred		426,000	453,000
Expense amount		426,000	453,000
Total expenditures		426,000	453,000
Costs incurred in prior period		426
Chinango S.A.C. | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Disbursements incurred		11,000	14,000
Expense amount		11,000	14,000
Total expenditures		11,000	14,000
Chinango S.A.C. | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred		63,000
Expense amount		63,000
Total expenditures		63,000
Chinango S.A.C. | PCBs Dismantling [Member]
Environmental Expenses [Line Items]
Disbursements incurred		373,000
Disbursements capitalized		113,000
Expense amount		260,000
Disbursements amount in the future		7,000
Total expenditures		380,000
Enel Distribucion Peru | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred	78,000
Expense amount	78,000
Total expenditures	78,000
Costs incurred in prior period		301
Enel Distribucion Peru | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	116,000
Expense amount	116,000
Total expenditures	116,000
Costs incurred in prior period		256
Enel Distribucion Peru | Contaminating Material One [Member]
Environmental Expenses [Line Items]
Disbursements incurred	243,000
Expense amount	243,000
Total expenditures	243,000
Enel Generacion Peru S.A. [Member] | Preventing Activities [Member]
Environmental Expenses [Line Items]
Disbursements incurred		57,000	27,000
Expense amount		57,000	27,000
Total expenditures		57,000	27,000
Enel Generacion Peru S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements incurred	342,000	314,000	317,000
Expense amount	342,000	314,000	317,000
Total expenditures	342,000	314,000	317,000
Costs incurred in prior period		314
Enel Generacion Peru S.A. [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursements incurred	29,000	37,000	41,000
Expense amount	29,000	37,000	41,000
Total expenditures	29,000	37,000	41,000
Costs incurred in prior period		37
Enel Generacion Peru S.A. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred	86,000	180,000	311,000
Expense amount	86,000	180,000	311,000
Total expenditures	86,000	180,000	311,000
Costs incurred in prior period		180
Enel Generacion Peru S.A. [Member] | Landscaping And Gardens [Member]
Environmental Expenses [Line Items]
Disbursements incurred	90,000	220,000	196,000
Expense amount	90,000	220,000	196,000
Total expenditures	$ 90,000	220,000	196,000
Costs incurred in prior period		$ 220
Enel Generacion Peru S.A. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursements incurred			66,000
Expense amount			66,000
Total expenditures			$ 66,000